Investment Securities (Changes in Cumulative Credit Loss Impairments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Cumulative Credit Loss Impairments Recognized on Debt Securities
Cumulative credit loss impairments recognized, beginning of period	$ 176	$ 473	$ 391
Credit loss impairments recognized on securities not previously impaired	31	1	120
Incremental credit loss impairments recognized on securities previously impaired	0	4	25
Less: credit loss impairments previously recognized on securities sold during the period	(3)	(301)	(63)
Cumulative credit loss impairments recognized, end of period	$ 205	$ 176	$ 473